Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Current:
Federal	$ 0	$ 0
State	0	0
Foreign	0	0
Total	0	0
Deferred:
Federal	(2,157,035)	8,371,516
State	(383,705)	1,489,172
Foreign	2,673	(19,224)
Change in valuation allowance	2,538,067	(9,841,464)
Total	$ 0	$ 0